Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOW FROM OPERATING ACTIVITIES
Net loss	$ (118,587,221)	$ (664,601)	$ (277,129)	$ 494,127	$ (142,155,870)	$ (123,763)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Goodwill impairment					15,669,287
Employee Retention Credits						422,845
Forgiveness of debt					(91,804)	(812,304)
Depreciation and amortization					781,546	225,640
Stock-based compensation					5,590,485
Change in fair value of derivative liability and derivative expense					(33,261)
Amortization of discounts and convertible options on debt					265,156	5,418
Loss on extinguishment of convertible notes					116,591,322
Loss on sale of property and equipment						151,767
Change in assets and liabilities:
Accounts receivable					(307,126)	(199,205)
Prepaid expenses and other current assets					(97,074)	(147,582)
Other receivables					(4,386)	(14,231)
Inventory					65,176
Operating lease right-of-use asset					185,160	61,085
Accounts payable and accrued expenses					1,413,596	355,115
Customer deposits					5,285	21,238
Accrued payroll and payroll taxes					96,503
Operating lease liability					(127,558)	(63,304)
Total adjustments					1,229,576	13,116
Net cash used in operating activities					(2,153,563)	(117,281)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash received in reverse acquisition					69,104
Acquisition of property and equipment					(173,625)	(3,254,502)
Disposal of property and equipment					97,319	281,819
Net cash provided by (used in) investing activities					(7,202)	(2,972,683)
CASH FLOWS FROM FINANCING ACTIVITIES
Subscription receivable					200,000
Loan origination fees						(99,950)
Member Contribution from Subscription Receivable						360,354
Proceeds from convertible notes					2,595,000
Repayment of convertible notes					(101,008)
Proceeds from convertible notes - related parties					500,000
Proceeds from notes payable					123,574	3,197,978
Repayments of notes payable					(1,218,504)	(517,838)
Proceeds from note payables - related parties					841,373	572,241
Repayment of notes payable - related parties					(207,904)	(347,905)
Net cash provided by financing activities					2,732,531	3,164,880
NET DECREASE IN CASH					571,766	74,916
CASH – BEGINNING OF YEAR		26,650		33,579	26,650	33,579	$ 33,579
CASH – END OF YEAR	$ 598,416		$ 108,495		598,416	108,495	26,650	$ 33,579
CASH PAID DURING THE YEAR FOR:
Interest expense					275,540	134,980
Income taxes
SUPPLEMENTAL NON-CASH DISCLOSURES OF CASH FLOW:
Member contributions in exchange for loans payable						2,306,095
Subscription receivable in exchange for equity						995,000
Non-cash transactions related to reverse acquisition					27,162,222
Settlement of note payable					170,000
Titan Trucking LLC [Member]
CASH FLOW FROM OPERATING ACTIVITIES
Net loss							(658,663)	(588,050)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Employee Retention Credits								(422,845)	$ (422,845)
Bad debt expense							77,690
Forgiveness of PPP loans							(812,305)
Depreciation and amortization							325,382	304,175
Amortization of loan origination fees							6,663
Loss on sale of property and equipment							168,208	262,264
Change in assets and liabilities:
Accounts receivable							(181,549)	(63,873)
Prepaid expenses and other current assets							(40,374)	(7,812)
Other receivables							424,775
Other assets								3,800
Operating lease right-of-use asset							82,258	76,179
Accounts payable and accrued expenses							363,010	(9,188)
Accrued payroll and payroll taxes							17,944	14,862
Operating lease liability							(85,303)	(76,172)
Total adjustments							580,761	(62,204)
Net cash used in operating activities							(312,264)	(506,660)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment							(3,349,628)	(47,177)
Disposal of property and equipment							371,819	211,965
Net cash provided by (used in) investing activities							(2,977,809)	164,788
CASH FLOWS FROM FINANCING ACTIVITIES
Loan origination fees							(99,950)
Proceeds from notes payable							4,398,833	1,806,332
Repayments of notes payable							(1,015,739)	(1,486,279)
Net cash provided by financing activities							3,283,144	320,053
NET DECREASE IN CASH							(6,929)	(21,819)
CASH – BEGINNING OF YEAR		$ 26,650		$ 33,579	$ 26,650	$ 33,579	33,579	55,398
CASH – END OF YEAR							26,650	33,579	$ 55,398
CASH PAID DURING THE YEAR FOR:
Interest expense							219,404	112,423
SUPPLEMENTAL NON-CASH DISCLOSURES OF CASH FLOW:
Member contributions in exchange for loans payable							4,505,646
Subscription receivable in exchange for equity							200,000
Member contributions in exchange for intangible asset purchase							517,500
Note payable in exchange for intangible asset purchase							$ 170,000